Investments in Equity Accounted Investees - Summary of Financial Information of Significant Associate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [Line Items]
Total assets	₩ 32,859,566	₩ 35,759,298
Current assets	10,123,037	9,503,186
Non-current assets	22,736,529	26,256,112
Total liabilities	24,786,759	26,988,754
Current liabilities	15,859,084	13,885,028
Non-current liabilities	8,927,675	13,103,726
Revenue	26,615,347	21,330,819	₩ 26,151,781
Profit (loss) for the year	(2,409,300)	(2,576,729)	(3,195,585)
Other comprehensive income (loss)	798,037	70,306	40,947
Total comprehensive loss for the year	(1,611,263)	(2,506,423)	(3,154,638)
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Total assets	123,520	109,992
Current assets	110,055	94,705
Non-current assets	13,465	15,287
Total liabilities	48,088	47,875
Current liabilities	47,418	47,459
Non-current liabilities	670	416
Revenue	277,093	184,880	319,264
Profit (loss) for the year	10,015	(2,655)	6,192
Other comprehensive income (loss)	3,301	(4,894)	(10,216)
Total comprehensive loss for the year	₩ 13,316	₩ (7,549)	₩ (4,024)